Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Trade and other current payables [abstract]
Trade payables	$ 943.7	$ 965.3
Wages and related employee accruals	203.5	207.1
Other accruals	401.0	450.5
Total trade payables and accruals	$ 1,548.2	$ 1,622.9